Segmentation (Details) - Schedule of Revenues by Geographic Area and as a Percentage of Revenue - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Geographic Area and as a Percentage of Revenue [Line Items]
Total revenue, Amount	$ 9,072,129	$ 224,052
Total revenue Percent	100.00%	100.00%
Americas [Member]
Schedule of Revenues by Geographic Area and as a Percentage of Revenue [Line Items]
Total revenue, Amount	$ 52,133	$ 175,327
Total revenue Percent	1.00%	78.30%
EMEA [Member]
Schedule of Revenues by Geographic Area and as a Percentage of Revenue [Line Items]
Total revenue, Amount	$ 1,275	$ 14,363
Total revenue Percent	0.00%	6.40%
APAC [Member]
Schedule of Revenues by Geographic Area and as a Percentage of Revenue [Line Items]
Total revenue, Amount	$ 18,721	$ 34,362
Total revenue Percent	0.00%	15.30%
Hong Kong [Member]
Schedule of Revenues by Geographic Area and as a Percentage of Revenue [Line Items]
Total revenue, Amount	$ 9,000,000
Total revenue Percent	99.00%